Investment in finance leases, net - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Other Industries [Abstract]
Direct financing lease, interest income	$ 59	$ 24	$ 110	$ 49